INVENTORY (Details Narrative) - Dec. 31, 2025 ₪ in Thousands, $ in Thousands	USD ($)	ILS (₪)
Notes and other explanatory information [abstract]
Raw material	$ 3,684	₪ 11,753
Finished goods	$ 497	₪ 1,584